UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue, Suite 620
         Pasadena, CA  91011

13F File Number:  28-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

     /s/ Robert Bender     Pasadena, CA     July 28, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $224,698 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED NEUROMODULATION SYS   COM              00757T101     7488   188715 SH       SOLE                        0   188715        0
AEROPOSTALE                    COM              007865108     8168   243096 SH       SOLE                        0   243096        0
AMGEN INC                      COM              031162100     7596   125643 SH       SOLE                        0   125643        0
BED BATH & BEYOND INC          COM              075896100    10033   240132 SH       SOLE                        0   240132        0
BROADCOM CORP                  CL A             111320107     8075   227263 SH       SOLE                        0   227263        0
C D W CORP                     COM              12512N105     7862   138055 SH       SOLE                        0   138055        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104     7909   398859 SH       SOLE                        0   398859        0
CHEESECAKE FACTORY INC         COM              163072101     1099    31640 SH       SOLE                        0    31640        0
CHICOS FAS INC                 COM              168615102    12637   368630 SH       SOLE                        0   368630        0
CISCO SYS INC                  COM              17275R102     9110   477447 SH       SOLE                        0   477447        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     9467   200865 SH       SOLE                        0   200865        0
EBAY INC                       COM              278642103     5897   178640 SH       SOLE                        0   178640        0
FASTENAL CO                    COM              311900104      785    12812 SH       SOLE                        0    12812        0
GENENTECH INC                  COM NEW          368710406    11931   148615 SH       SOLE                        0   148615        0
GILEAD SCIENCES INC            COM              375558103    12133   275823 SH       SOLE                        0   275823        0
HPL TECHNOLOGIES INC           COMMON           40426C105       55    92480 SH       SOLE                        0    92480        0
KOHLS CORP                     COM              500255104     9645   172516 SH       SOLE                        0   172516        0
KYPHON INC                     COM              501577100     8753   251605 SH       SOLE                        0   251605        0
LASERSCOPE                     COM              518081104     4917   118650 SH       SOLE                        0   118650
MEDTRONIC INC                  COM              585055106     3291    63536 SH       SOLE                        0    63536        0
NETWORK APPLIANCE INC          COM              64120L104    11978   423717 SH       SOLE                        0   423717        0
P F CHANGS CHINA BISTRO INC    COM              69333Y108    11209   190046 SH       SOLE                        0   190046        0
PANERA BREAD CO                CL A             69840W108      869    14000 SH       SOLE                        0    14000        0
PAYCHEX INC                    COM              704326107     5052   155346 SH       SOLE                        0   155346        0
QUALCOMM INC                   COM              747525103     9970   302033 SH       SOLE                        0   302033        0
STAPLES INC                    COM              855030102     6607   310340 SH       SOLE                        0   310340        0
STARBUCKS CORP                 COM              855244109    11556   223699 SH       SOLE                        0   223699        0
SYNOPSYS INC                   COM              871607107     4914   294803 SH       SOLE                        0   294803        0
VERISIGN INC                   COM              92343E102    10936   380267 SH       SOLE                        0   380267        0
YAHOO INC                      COM              984332106     4756   137265 SH       SOLE                            137265